IFRS 7 Disclosure - Credit and Counterparty Risk - Schedule of Total Credit Risk Exposures (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Credit exposure	$ 205,212	$ 192,796
Other sector [member]
Disclosure of credit risk exposure [line items]
Credit exposure ratio	2.00%